Income Tax Expense - Schedule of Reconciliation of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Expense
Profit before tax	$ (618)	$ 22,494	$ 25,999
Income tax expense at tax rates applicable to individual entities	7,358	10,003	10,785
Tax effect of:
Adjustments in respect of current income tax of previous years	657	375
Changes in tax rates on temporary differences brought forward	(168)		718
Items not deductible for income tax	486	815	1,131
Utilisation of unrecognised tax losses	794
Others		(154)	77
Income tax expense	$ 9,127	$ 11,039	$ 12,711